Reorganization and Acquisitions (MoboTap Transaction, Narrative) (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Jul. 31, 2014 USD ($) Directors	Sep. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Goodwill impairment and impairment of intangible assets acquired as part of acquisition of a business			$ 16,369	$ 86,882	$ 0
Impairment of acquired intangible assets			$ 1,500	4,600	$ 400
MoboTap [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests	51.00%
Cash consideration	$ 90,830
Impairment of acquired intangible assets				3,400		$ 8,900
Changyou.com Limited [Member] | MoboTap [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests	51.00%
Cash consideration	$ 91,000
Number of directors designated by Changyou | Directors	3
Number of directors of the board | Directors	5
Percentage of equity interest, Changyou has right to purchase from noncontrolling shareholders	10.00%
Percentage below IPO price, Changyou has right to purchase from non-controlling shareholders	20.00%
Percentage of disposed equity interests					51.00%
Goodwill impairment and impairment of intangible assets acquired as part of acquisition of a business		$ 86,900
Goodwill impairment loss		83,500		$ 83,500		29,600
Impairment of acquired intangible assets		$ 3,400				$ 8,900
Changyou.com Limited [Member] | MoboTap [Member] | Maximum [Member]
Business Acquisition [Line Items]
Percentage of equity interest, Changyou has right to purchase from noncontrolling shareholders	10.00%